Document and Entity Information	Jul. 20, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 20, 2022
Entity Registrant Name	biote Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40128
Entity Tax Identification Number	85-1791125
Entity Address, Address Line One	1875 W. Walnut Hill Ln #100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	844
Local Phone Number	604-1246
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819253
Class A common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BTMD
Security Exchange Name	NONE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	BTMDW
Security Exchange Name	NONE